Shareholders' equity	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Shareholders' equity
11. Shareholders’ equity
i) Issued

Shareholders’ capital	Common Shares	Amount
Balance, December 31, 2018	72,473,719	$2,185
Issued on exercise of equity compensation plans (1)	537,769	2

Balance, December 31, 2019	73,011,488	$2,187
Issued on exercise of equity compensation plans (1)	495,255	—

Balance, September 30, 2020	73,506,743	$2,187

(1)	Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.
ii) Earnings per share - Basic and Diluted
The weighted average number of shares used to calculate per share amounts was as follows:

	Three months ended September 30		Nine months ended September 30

Average shares outstanding (millions)	2020	2019	2020	2019
Basic and Diluted	73.5	73.0	73.2	72.8

For the third quarter of 2020 and for the first nine months of 2020, 1.0 million common shares (2019 – 0.2 million) that are issuable under the Stock Option Plan (“Option Plan”) were excluded in calculating the weighted average number of diluted shares outstanding as they were considered anti-dilutive.